INVENTORIES (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)
INVENTORIES [Abstract]
Raw materials			¥ 638,652,057		¥ 530,073,129
Work-in-progress			324,604,192		591,775,978
Finished goods			927,891,802		2,081,475,935
Total	$ 494,508,173		1,891,148,051		3,203,325,042
Inventories provision	$ 15,250,851	¥ 98,791,960	¥ 75,935,281	¥ 163,728,489
Pledged inventories					¥ 475,722,102